Financial Instruments - Summary of Offsetting of Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Assets	$ 10	$ 27
Gross Financial Liabilities Netted Against Assets	(8)
Net Financial Assets in the Consolidated Statement of Financial Position	2	27
Related Financial Liabilities Not Netted		(8)
Net Amount, Financial Assets	2	19
Gross Financial Liabilities	87	263
Gross Financial Assets Netted Against Liabilities	(8)
Net Financial Liabilities in the Consolidated Statement of Financial Position	79	263
Related Financial Assets Not Netted		(8)
Net Amount	79	255
Derivative Financial Liabilities [Member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Liabilities	76	262
Net Financial Liabilities in the Consolidated Statement of Financial Position	76	262
Related Financial Assets Not Netted		(7)
Net Amount	76	255
Bank Indebtedness [Member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Liabilities	11	1
Gross Financial Assets Netted Against Liabilities	(8)
Net Financial Liabilities in the Consolidated Statement of Financial Position	3	1
Related Financial Assets Not Netted		(1)
Net Amount	3
Derivative financial assets [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Assets		8
Net Financial Assets in the Consolidated Statement of Financial Position		8
Related Financial Liabilities Not Netted		(7)
Net Amount, Financial Assets		1
Cash and cash equivalent [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Assets	10	19
Gross Financial Liabilities Netted Against Assets	(8)
Net Financial Assets in the Consolidated Statement of Financial Position	2	19
Related Financial Liabilities Not Netted		(1)
Net Amount, Financial Assets	$ 2	$ 18